Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Summary of Significant Accounting Policies (Details) [Line Items]
Impairment losses (in Dollars)
Tax benefit, percentage			50.00%		50.00%
Exchange for AGBA shares (in Shares)					55,500,000
Business Combination [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership percentage					100.00%
Business Combination [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership percentage					20.00%
Business Combination [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Ownership percentage					50.00%